Accounts payable and accrued liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Trade accounts payable	$ 3,924	$ 3,474
Employee-related accruals	2,637	3,744
Interest payable on deferred consideration (note 11)	24	45
Other accrued liabilities	1,436	3,225
Total	$ 8,021	$ 10,488